Shareholder Report, Holdings (Details)	Jul. 31, 2024
C000228471 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%	[1]
C000228471 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%	[1]
C000228471 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[1]
C000228471 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[1]
C000228471 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[1]
C000228470 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	38.60%	[2]
C000228470 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	33.10%	[2]
C000228470 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	10.80%	[2]
C000228470 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[2]
C000228470 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.40%	[2]
C000108029 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[3]
C000108029 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[3]
C000108029 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[3]
C000108029 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[3]
C000108029 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[3]
C000108029 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000108029 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]
C000108029 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[3]
C000108029 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[3]
C000108029 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[3]
C000108029 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[3]
C000108029 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[3]
C000108029 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[3]
C000108029 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[3]
C000108029 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[3]
C000108029 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[3]
C000108029 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[3]
C000108029 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[3]
C000108030 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[4]
C000108030 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[4]
C000108030 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[4]
C000108030 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[4]
C000108030 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000108030 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000108030 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000108030 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[4]
C000108030 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[4]
C000108030 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[4]
C000108030 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[4]
C000108030 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[4]
C000108030 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[4]
C000108030 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[4]
C000108030 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[4]
C000108030 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[4]
C000108030 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[4]
C000108030 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[4]
C000149634 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[5]
C000149634 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[5]
C000149634 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[5]
C000149634 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[5]
C000149634 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[5]
C000149634 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000149634 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000149634 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[5]
C000149634 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[5]
C000149634 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[5]
C000149634 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[5]
C000149634 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[5]
C000149634 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[5]
C000149634 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[5]
C000149634 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[5]
C000149634 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[5]
C000149634 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[5]
C000149634 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[5]
C000149635 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[6]
C000149635 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[6]
C000149635 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[6]
C000149635 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[6]
C000149635 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[6]
C000149635 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000149635 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[6]
C000149635 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[6]
C000149635 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[6]
C000149635 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[6]
C000149635 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[6]
C000149635 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[6]
C000149635 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[6]
C000149635 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[6]
C000149635 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[6]
C000149635 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[6]
C000149635 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[6]
C000149635 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[6]
C000108031 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	10.30%	[7]
C000108031 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	27.30%	[7]
C000108031 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.30%	[7]
C000108031 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[7]
C000108031 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[7]
C000108031 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000108031 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[7]
C000108031 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.60%	[7]
C000108031 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.80%	[7]
C000108031 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	2.60%	[7]
C000108031 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	7.80%	[7]
C000108031 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.30%	[7]
C000108031 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[7]
C000108031 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.80%	[7]
C000108031 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	12.20%	[7]
C000108031 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[7]
C000108031 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	1.00%	[7]
C000108031 [Member] | Closed End Funds [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[7]
C000028039 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[8]
C000028039 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[8]
C000028039 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[8]
C000028039 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[8]
C000028039 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[8]
C000028039 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[8]
C000028039 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[8]
C000028039 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[8]
C000028039 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[8]
C000028039 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[8]
C000028039 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[8]
C000028039 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[8]
C000028039 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[8]
C000028039 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[8]
C000028039 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[8]
C000028039 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[8]
C000028039 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[8]
C000028039 [Member] | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[8]
C000028039 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[8],[9]
C000028041 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[10]
C000028041 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[10]
C000028041 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[10]
C000028041 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[10]
C000028041 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[10]
C000028041 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[10]
C000028041 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[10]
C000028041 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[10]
C000028041 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[10]
C000028041 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[10]
C000028041 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[10]
C000028041 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[10]
C000028041 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[10]
C000028041 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[10]
C000028041 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[10]
C000028041 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[10]
C000028041 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[10]
C000028041 [Member] | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[10]
C000028041 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[10],[11]
C000166298 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[12]
C000166298 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[12]
C000166298 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[12]
C000166298 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[12]
C000166298 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[12]
C000166298 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[12]
C000166298 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[12]
C000166298 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[12]
C000166298 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[12]
C000166298 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[12]
C000166298 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[12]
C000166298 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[12]
C000166298 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[12]
C000166298 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[12]
C000166298 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[12]
C000166298 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[12]
C000166298 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[12]
C000166298 [Member] | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[12]
C000166298 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[12],[13]
C000160063 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[14]
C000160063 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[14]
C000160063 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[14]
C000160063 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[14]
C000160063 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[14]
C000160063 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[14]
C000160063 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[14]
C000160063 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[14]
C000160063 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[14]
C000160063 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[14]
C000160063 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[14]
C000160063 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[14]
C000160063 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[14]
C000160063 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[14]
C000160063 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[14]
C000160063 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[14]
C000160063 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[14]
C000160063 [Member] | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[14]
C000160063 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[14],[15]
C000028042 [Member] | Energy Sector [Member]
Holdings [Line Items]
Percent of Total Investments	4.50%	[16]
C000028042 [Member] | Financial Services Sector [Member]
Holdings [Line Items]
Percent of Total Investments	14.10%	[16]
C000028042 [Member] | Healthcare Sector [Member]
Holdings [Line Items]
Percent of Total Investments	9.60%	[16]
C000028042 [Member] | Real Estate Sector [Member]
Holdings [Line Items]
Percent of Total Investments	1.50%	[16]
C000028042 [Member] | Communications Sector [Member]
Holdings [Line Items]
Percent of Total Investments	6.70%	[16]
C000028042 [Member] | Consumer Discretionary Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[16]
C000028042 [Member] | Consumer Staples Sector [Member]
Holdings [Line Items]
Percent of Total Investments	3.00%	[16]
C000028042 [Member] | Industrial Sector [Member]
Holdings [Line Items]
Percent of Total Investments	8.00%	[16]
C000028042 [Member] | Information Technology Sector [Member]
Holdings [Line Items]
Percent of Total Investments	17.70%	[16]
C000028042 [Member] | Utilities Sector [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[16]
C000028042 [Member] | Basic Materials [Member]
Holdings [Line Items]
Percent of Total Investments	4.00%	[16]
C000028042 [Member] | Consumer Cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	1.20%	[16]
C000028042 [Member] | Consumer Non cyclical [Member]
Holdings [Line Items]
Percent of Total Investments	0.90%	[16]
C000028042 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	2.90%	[16]
C000028042 [Member] | US Government Debt Securities [Member]
Holdings [Line Items]
Percent of Total Investments	17.00%	[16]
C000028042 [Member] | Mortgage Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[16]
C000028042 [Member] | Foreign Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.20%	[16]
C000028042 [Member] | Government [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[16]
C000028042 [Member] | Affiliated Closed End Fund [Member]
Holdings [Line Items]
Percent of Total Investments	0.30%	[16],[17]
C000238426 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[18]
C000238426 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[18]
C000238426 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[18]
C000238426 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%	[18]
C000238426 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[18]
C000238426 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[18]
C000238426 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[18]
C000238426 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[18]
C000238427 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[19]
C000238427 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[19]
C000238427 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[19]
C000238427 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%	[19]
C000238427 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[19]
C000238427 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[19]
C000238427 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[19]
C000238427 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[19]
C000238428 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[20]
C000238428 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[20]
C000238428 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[20]
C000238428 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%	[20]
C000238428 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[20]
C000238428 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[20]
C000238428 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[20]
C000238428 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[20]
C000238425 [Member] | Asset-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.50%	[21]
C000238425 [Member] | Collateralized Mortgage Obligations [Member]
Holdings [Line Items]
Percent of Total Investments	2.20%	[21]
C000238425 [Member] | Commercial Mortgage-Backed Securities [Member]
Holdings [Line Items]
Percent of Total Investments	6.40%	[21]
C000238425 [Member] | Corporate Bond Securities [Member]
Holdings [Line Items]
Percent of Total Investments	45.40%	[21]
C000238425 [Member] | US Government Corporations and Agencies Securities [Member]
Holdings [Line Items]
Percent of Total Investments	32.00%	[21]
C000238425 [Member] | Foreign Government Bond [Member]
Holdings [Line Items]
Percent of Total Investments	3.90%	[21]
C000238425 [Member] | Insurance Linked Securities [Member]
Holdings [Line Items]
Percent of Total Investments	3.50%	[21]
C000238425 [Member] | Senior Secured Floating Rate Loan Interests [Member]
Holdings [Line Items]
Percent of Total Investments	0.10%	[21]

[1]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[2]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[3]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[4]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[5]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[6]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[7]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[8]	As a percentage of total investments excluding short‑term investments, TBA sale commitments and all derivative contracts except for options purchased.
[9]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[10]	As a percentage of total investments excluding short‑term investments, TBA sale commitments and all derivative contracts except for options purchased.
[11]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[12]	As a percentage of total investments excluding short‑term investments, TBA sale commitments and all derivative contracts except for options purchased.
[13]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[14]	As a percentage of total investments excluding short‑term investments, TBA sale commitments and all derivative contracts except for options purchased.
[15]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[16]	As a percentage of total investments excluding short‑term investments, TBA sale commitments and all derivative contracts except for options purchased.
[17]	Pioneer ILS Interval Fund is an affiliated closed-end fund managed by Amundi Asset Management US, Inc.
[18]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[19]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[20]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.
[21]	As a percentage of total investments excluding short‑term investments and all derivative contracts except for options purchased.